Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.45

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Loan Level Tape Compare Upload
Loans in Report	XXX

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2024070753	XXX	Months Reserves	XXX	XXX
2024070753	XXX	Property Type	XXX	XXX
2024070753	XXX	Total Cash Out	XXX	XXX
2024070755	(No Data)	Months Reserves	XXX	XXX
2024070754	(No Data)	Cash Reserves	XXX	XXX
2024070754	(No Data)	Combined LTV	XXX	XXX
2024070754	(No Data)	Months Reserves	XXX	XXX
2024070754	(No Data)	Total Cash Out	XXX	XXX

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